Acquisitions - Goodwill (Details) - Summit Materials, LLC - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jul. 02, 2016	Jan. 02, 2016	Dec. 27, 2014
Goodwill [Roll Forward]
Beginning balance	$ 596,397	$ 419,270	$ 127,038
Acquisitions	158,020	185,777	295,902
Foreign currency translation adjustments	3,241	(8,650)	(3,670)
Ending balance	757,658	596,397	419,270
Accumulated impairment losses	(68,202)
Davenport Acquisition [Member]
Goodwill [Roll Forward]
Below-market contracts assumed	5,400
West Segment [Member]
Goodwill [Roll Forward]
Beginning balance	303,926	297,085	54,249
Acquisitions	24,922	15,491	246,506
Foreign currency translation adjustments	3,241	(8,650)	(3,670)
Ending balance	332,089	303,926	297,085
Accumulated impairment losses	(53,264)
East Segment [Member]
Goodwill [Roll Forward]
Beginning balance	98,308	98,089	48,693
Acquisitions	127,795	219	49,396
Ending balance	226,103	98,308	$ 98,089
Accumulated impairment losses	(14,938)
Cement [Member]
Goodwill [Roll Forward]
Beginning balance	194,163
Acquisitions	5,303
Ending balance	$ 199,466	$ 194,163